RISKS (Details 5) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Total borrowings	$ 1,892	$ 2,079	$ 1,448	$ 1,613
Less: cash and cash equivalents, and financial assets at fair value through profit and loss	(1,091)	(1,588)
Net debt	801	491
Total capital	$ 4,406	$ 3,786
Leverage ratio	18.18%	12.97%